BORROWINGS (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Short-term borrowings	$ 5,520	35,000	20,000
Current portion of long-term borrowings	630	4,000	0
Long-term borrowings	$ 5,520	35,000	0